Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 12, 2025
Accounting Policies [Abstract]
Cash	$ 8,322,178		$ 457,142	$ 646,294
Cash, FDIC insured amount	250,000		250,000
Cash, FDIC uninsured amount	7,047,348		66,524
Deferred offering costs			582,679	252,964
Impairment of long lived assets	0		0	0
Contract liabilities - deferred revenue	225,670		162,226	158,429
Unrecognized tax benefits	$ 0		$ 0	$ 0
Dilutive shares	0	0	0	0	0
Consultancy fee	$ 150,000
Prepaid annual listing fee	64,166
Liability insurance premium	56,000
Issued for services	450,000
Amortized value	350,000
Income prepaid	6,250
Prepaid current	150,000					$ 104,231
Prepaid expense non current	193,750			$ 103,436
Interest and penalties income tax	$ 0	$ 0